COMMITMENTS AND CONTINGENT LIABILITIES	12 Months Ended
Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENT LIABILITIES	COMMITMENTS AND CONTINGENT LIABILITIES

Assets Pledged

(in millions of $)	2020	2019
Vessels and equipment, net	1,189	1,352
Investments in sales-type, direct financing leases and leaseback assets	675	401
Book value of consolidated assets pledged under ship mortgages	1,864	1,753

Assets with finance lease liabilities

(in millions of $)	2020	2019
Vessels under finance lease, net	697	714
Investments in direct financing leases	—	563
Total book value	697	1,277

The Company and its equity-accounted subsidiaries have funded their acquisition of vessels, jack-up rig and ultra-deepwater drilling units through a combination of equity, short-term debt and long-term debt. Providers of long-term loan facilities usually require that the loans be secured by mortgages against the assets being acquired. As at December 31, 2020, the Company ($1.7 billion) and its 100% equity-accounted subsidiaries ($185.8 million) had a combined outstanding principal indebtedness of $1.8 billion (2019: $2.2 billion) under various credit facilities.

As at December 31, 2020, the Company had a forward contract which expired in January of 2021, and has subsequently been rolled over to April 2021, to repurchase 1.4 million shares of Frontline (December 31, 2019: 3.4 million shares) with a carrying value of $9.0 million (December 31, 2019: $43.8 million). The transaction has been accounted for as a secured borrowing, with the shares transferred to 'Marketable securities pledged to creditors' and a liability of $15.6 million recorded within debt at December 31, 2020 (December 31, 2019: $36.8 million). At December 31, 2020 the shares, together with a restricted cash balance of $9.0 million (December 31, 2019: $3.5 million), have been pledged as part of the forward agreement.

Other Contractual Commitments and Contingencies
The Company has arranged insurance for the legal liability risks for its shipping activities with Gard P.& I. (Bermuda) Ltd., Assuranceforeningen Skuld (Gjensidig), The Steamship Mutual Underwriting Association Limited, The West of England Ship Owners Mutual Insurance Association (Luxembourg), North of England P&I Association Limited, The Standard Club Europe Ltd, The United Kingdom Mutual Steam Ship Assurance Association (Europe) Limited and The Britannia Steam Ship Insurance Association Limited, all of which are mutual protection and indemnity associations. The Company is subject to calls payable to the associations based on the Company’s claims record in addition to the claims records of all other members of the associations. A contingent liability exists to the extent that the claims records of the members of the associations in the aggregate show significant deterioration, which may result in additional calls on the members.

SFL Hercules is a wholly-owned subsidiary of the Company, which is accounted for using the equity method. Accordingly, their assets and liabilities are not consolidated in the Company's Consolidated Balance Sheets, but are presented on a net basis under "Investment in associated companies". See Note 17: Investment in associated companies. As at December 31, 2020, its bank borrowings amounted to $185.8 million (2019: $201.9 million) and the Company guaranteed $83.1 million (2019: $78.9 million) of this debt which is secured by first priority mortgage over the drilling unit.
In addition, the Company has assigned all claims it may have under its secured loan to SFL Hercules in favor of the lender under its credit facility. This loan had a net outstanding balance of $78.9 million at December 31, 2020, (2019: $80.0 million) and is secured by second priority mortgage over the drilling unit, which has been assigned to the lender under the credit facilities. The lender has also been granted a first priority pledge over all shares of SFL Hercules.

Capital commitments
As at December 31, 2020, the Company has committed $5.8 million towards the procurement of scrubbers on nine vessels owned by the Company (December 31, 2019, $33.4 million on 13 vessels), with installations expected to take place up to the end of 2021.

As at December 31, 2020, the Company has also committed to paying $7.0 million towards the installation of BWTS on 16 vessels from its fleet (December 31, 2019, $9.2 million on 18 vessels), with installations expected to take place up to 2022.

There were no other material contractual commitments as at December 31, 2020.
The Company is routinely party both as plaintiff and defendant to lawsuits in various jurisdictions under charter hire obligations arising from the operation of its vessels in the ordinary course of business. The Company believes that the resolution of such claims will not have a material adverse effect on its results of operations or financial position. The Company has not recognized any contingent gains or losses arising from the pending results of any such lawsuits.